Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to the ordinary shareholders of the parent company
	2017	2016	2015
	$m	$m	$m
Profit attributable to shareholders of the parent company	10,798	2,479	13,522
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,025)	(1,090)	(860)
Year ended 31 Dec	9,683	1,299	12,572

Basic and diluted earnings per share
		2017			2016			2015
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnote	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	9,683	19,972	0.48	1,299	19,753	0.07	12,572	19,380	0.65
Effect of dilutive potential ordinary shares			100			92			137
Diluted	1	9,683	20,072	0.48	1,299	19,845	0.07	12,572	19,517	0.64

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).